Reconciliation of Numerators and Denominators of Basic and Diluted Net Income Attributable to Canon Inc. Stockholders Per Share Computations (Detail) (JPY ¥)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Disclosure [Line Items]
Net income attributable to Canon Inc.	¥ 248,630	¥ 246,603	¥ 131,647
Average common shares outstanding	1,215,832,419	1,234,817,434	1,234,481,836
Stock options	60,552	50,603
Diluted common shares outstanding	1,215,892,971	1,234,868,037	1,234,481,836
Net income attributable to Canon Inc. stockholders per share:
Basic	¥ 204.49	¥ 199.71	¥ 106.64
Diluted	¥ 204.48	¥ 199.70	¥ 106.64